Jun. 08, 2018
Global X Funds | Global X Scientific Beta Europe ETF
Global X Scientific Beta Europe ETF (SCID)
(the “Fund”)
a series of the
Global X Funds

SUPPLEMENT DATED JUNE 8, 2018
TO THE PROSPECTUS, SUMMARY PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 1, 2018, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus, and SAI for the Fund. Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus, and/or SAI for the Fund.

The following reflects a change to the name of the Underlying Index resulting from the decision by the Index Provider to update the name of the Underlying Index. This update is effective immediately.

1.	The name of the Underlying Index is replaced by the following name wherever it appears in the Prospectus, Summary Prospectus, and SAI:

Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index

This updated name does not represent a change to the current Underlying Index, but rather is intended to reflect updates that the Index Provider has made to the name of the Underlying Index.

The following reflects several changes resulting from the decision by the Index Provider to make adjustments to the Underlying Index methodology as part of the Index Provider’s review process. These updates are effective June 15, 2018.

2.
The third and fourth paragraphs from the section “Principal Investment Strategies” that appear on page 74 of the Prospectus, and the third and fourth paragraphs from the section “Principal Investment Strategies” that appear on page 2 of the Summary Prospectus, are deleted in their entirety and replaced with the following:

The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The method to achieve outperformance relative to traditional market capitalization-weighted indexes is derived from a proprietary process for selecting and weighting index components from the initial universe.

The components of the Underlying Index are selected from a universe of 600 of the largest, most liquid stocks that are ordinarily traded principally on a stock exchange in one of the following 15 developed European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum.

3.
The paragraphs under the section titled “Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Equal Risk Contribution Index” that appear on page 183 of the Prospectus and page 27 of the SAI are deleted in their entirety and replaced with the following:

The Underlying Index generally comprises approximately 600 or less European-listed common stocks selected based on a proprietary methodology developed by the Index Provider.

The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The method used by the Index Provider to seek to achieve outperformance relative to traditional market capitalization-weighted indexes is derived from a proprietary process for selecting and weighting index components from the initial universe.
The components of the Underlying Index are selected from a universe of 600 of the largest, most liquid stocks that are ordinarily traded principally on a stock exchange in one of the following 15 developed European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum.

Once these companies are selected for each of the four factors, Value, Size, Low-Volatility and Momentum, four different weighting schemes are applied to the constituents:

1. Maximum Deconcentration (each component is equally weighted);

2. Maximum Decorrelation (each component is weighted based on its correlation to the other companies in the index, overweighting the companies with the lowest correlations and underweighting those with the highest);

3. Efficient Maximum Sharpe Ratio (each component is weighted to maximize risk-adjusted returns); and

4. Diversified Risk Weighted strategies (each component is weighted so that it contributes equal amounts of volatility).

The result of each weighting scheme is averaged for each factor. By averaging the weights produced by each of these four weighting schemes, the Underlying Index seeks to diversify the risks and assumptions associated with any one weighting scheme.

Finally, the weights to each of the factor components are then allocated such that each factor makes an equal contribution to overall potential out-performance of the Underlying Index versus a market capitalization-weighted index.

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